Supplemental Disclosures	12 Months Ended
Dec. 31, 2020
Supplemental Disclosures [Abstract]
Supplemental Disclosures	SUPPLEMENTAL DISCLOSURES
Comprehensive income statement presentation
The Company’s statements of comprehensive income are prepared primarily by nature of expense, with the exception of compensation expenses which are included in the operating, general and administrative and share-based compensation line items, as follows:

($ millions)	2020	2019
Operating	58.4	76.6
General and administrative	64.0	72.8
Share-based compensation	12.3	24.9
Total compensation expenses	134.7	174.3

Cash flow statement presentation

($ millions)	2020	2019
Operating activities
Changes in non-cash working capital:
Accounts receivable	86.7	(31.8)
Prepaids and deposits	(15.7)	(2.4)
Accounts payable and accrued liabilities	(79.0)	(16.5)
Other current liabilities	7.7	(4.1)
Other long-term liabilities	6.5	7.3
	6.2	(47.5)
Investing activities
Changes in non-cash working capital:
Accounts receivable	9.4	54.1
Accounts payable and accrued liabilities	(88.0)	(12.9)
	(78.6)	41.2
Financing activities
Changes in non-cash working capital:
Accounts payable and accrued liabilities	(4.0)	(11.2)
Supplementary financing cash flow information
The Company's reconciliation of cash flow from financing activities is outlined in the table below:

($ millions)	Dividends payable	Long-term debt (1)	Lease liability (2)
December 31, 2019	5.3	2,905.1	181.2
Changes from cash flow from financing activities:
Decrease in bank debt, net		(408.1)
Repayment of senior guaranteed notes		(224.4)
Realized gain on cross currency swap maturity		49.3
Cash dividends paid	(13.4)
Payments on principal portion of lease liability			(30.0)
Non-cash changes:
Cash dividends declared	9.4
Additions			4.8
Lease modification			0.5
Foreign exchange		(62.3)
December 31, 2020	1.3	2,259.6	156.5

December 31, 2018 (3)	16.5	4,276.7	223.8
Changes from cash flow from financing activities:
Decrease in bank debt, net		(1,099.2)
Repayment of senior guaranteed notes		(98.2)
Realized gain on cross currency swap maturity		32.4
Cash dividends paid	(33.2)
Payments on principal portion of lease liability			(34.1)
Non-cash changes:
Cash dividends declared	22.0
Financing			8.9
Additions			5.5
Lease modification			(19.7)
Dispositions			(3.0)
Foreign exchange		(206.6)	(0.2)
December 31, 2019	5.3	2,905.1	181.2
(1)Includes current portion of long-term debt.
(2)Includes current portion of lease liability.
(3)Lease liability is as at January 1, 2019.